SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of warrants and warrants units outstanding

c.	Warrants and warrants units:

The following table summarizes the warrants and warrants units outstanding as of December 31, 2023:

Type	Issuance Date	Number of warrants	Exercise price(**)	Exercisable through
August 2019 warrants	August 22, 2019	205,268	$67.2(*)	August 22, 2024
December 2019 warrants	December 9, 2019	148,106	$67.2(*)	December 8, 2024
Warrants to underwriters	September 3, 2020	125,000	$100.00	September 1, 2025
Warrants to underwriters	October 5, 2020	375,000	$88.0	September 3, 2025
IPO warrants	September 3, 2020	2,812,170	$88.0	September 3, 2025
PIPE warrants	March 11, 2021	232,500	$46.0	September 10, 2026
Warrants to PIPE placement agent	March 11,2021	52,173	$50.6	March 8, 2026
December 2023 warrants	December 28,2023	935,792	$2.85	December 28,2028
December 2023 warrants	December 28,2023	32,753	$3.56	December 28,2028

TOTAL		4,918,762

(*) Each 10 warrants are exercisable into one IPO unit consisting of one share and one IPO warrant with an exercise price of $88.0.

(**) Exercise prices amounts have been retroactively adjusted to reflect a 1-for-10 reverse share split (Note 1c).

Schedule of Black-Scholes to estimate fair value
	2023	2022*	2021*
Expected term (years)	5.00-6.41	5.28-6.07	5.86-6.11
Risk-free interest rates	3.82%-3.87%	2.69%-3.88%	0.52%-1.13%
Volatility	90.43%	79.3%-82.6%	69.67%-78.99%
Dividend yield	-	-	-
Exercise price	$5.89	$5.70-10.60	$30.13-57.38

2008 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of options granted to employees
	Number of options	Weighted average exercise price	Weighted average remaining contractual life
		USD
Options outstanding at beginning of year	15,388	$2.40	1.25
Changes during the year:
Options granted	-	-	-
Options exercised	-	-	-
Options forfeited	-	-	-
Options outstanding at end of year	15,388	$2.40	0.25
Options exercisable at end of year	15,388	$2.40	0.25

2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of options granted to employees
	Number of options	Weighted average exercise price	Weighted average remaining contractual life
		USD
Options outstanding at beginning of year	133,994	$14.40	9.39
Changes during the year:
Options granted	54,000	5.89	9.44
Options cancelled	-	-	-
Options exercised	-	-	-
Options forfeited	-	-	-
Options outstanding at end of year	187,994	$11.94	8.69
Options exercisable at end of year	138,274	$13.44	8.56